Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on reversal of onerous contracts	€ 57	€ 129
Other income / (charges) [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on (reversal of) underlying onerous contracts	56	31
Loss on onerous contracts	472	497
Reinsurance contracts held [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on changes in discount rates	14		€ 84
Insurance contracts issued [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on changes in discount rates	(392)	(354)
Americas [Member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Gain (loss) on reversal expected credit loss for bonds and mortgage	€ 229	€ 90